Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The accompanying unaudited Condensed Financial Statements and Notes to the Condensed Financial Statements of the Company have been prepared on the basis of generally accepted accounting principles in the United States (“GAAP”) for interim financial information. Accordingly, certain notes and other information normally included in the Condensed Financial Statements prepared in accordance with GAAP have been condensed or omitted. The accompanying interim Condensed Financial Statements reflect all normal and recurring adjustments that are, in the opinion of management, necessary for the fair presentation of the Company’s Condensed Financial Statements. Certain prior period amounts have been reclassified to conform to the current period presentation. The preparation of Condensed Financial Statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported in the Condensed Financial Statements. Actual results could differ from those estimates. All amounts presented in the footnotes are in thousands, except share and per share amounts.

These Unaudited Condensed Financial Statements and Condensed Notes to the Financial Statements should be read in conjunction with the Company’s Financial Statements and the Notes thereto as set forth in the Company’s audited annual report, which included all disclosures required by GAAP. The results of operations for the periods ended September 30, 2021, and 2020 are not necessarily indicative of expected operating results for the full year. The information presented throughout the Condensed Financial Statements and these accompanying notes is unaudited.

Basis of Presentation

The financial statements of the Company have been prepared on the basis of generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported in the financial statements. Actual results could differ from those estimates.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern.

Stock-based Compensation

Stock-based Compensation

The Company recognizes expense for employee services received in exchange for stock-based compensation on the grant date fair value of the awards. The determination of the estimated fair value of stock-based payment awards on the date of grant using the Black-Scholes option-pricing model is affected by stock price, as well as assumptions regarding a number of complex and subjective variables. Expected volatilities are based on comparable public companies for the Company’s own share price, as there is no active market for its common shares. The risk-free interest rate used in the option valuation model is based on the U.S. Treasury zero-coupon issues, with remaining terms similar to the expected term on the options. In addition, the Company does not anticipate paying any cash dividends in the foreseeable future; therefore, an expected dividend yield of zero is used in the option valuation model. Share-based compensation is recorded as an expense only for those awards that are expected to vest. Compensation cost is recognized on a straight-line basis over the requisite service period and is allocated ratably within Operating Expenses in the Condensed Statements of Operations.

Stock-based Compensation

The Company recognizes expenses for employee services received in exchange for stock-based compensation on the grant date fair value of the awards. The determination of the estimated fair value of stock-based payment awards on the date of grant using the Black-Scholes option-pricing model is affected by stock price, as well as assumptions regarding a number of complex and subjective variables. Expected volatilities are based on comparable public companies for the Company’s own share price, as there is no active market for its common shares. The risk-free interest rate used in the option valuation model is based on the U.S. Treasury zero-coupon issues, with remaining terms similar to the expected term on the options. In addition, the Company does not anticipate paying any cash dividends in the foreseeable future; therefore, an expected dividend yield of zero is used in the option valuation model. Share-based compensation is recorded as an expense only for those awards that are expected to vest. Compensation cost is recognized on a straight-line basis over the requisite service period, and is allocated ratably within operating expenses in the statement of operations.

Beneficial Conversion Feature

Beneficial Conversion Feature

The Beneficial Conversion Feature (the “BCF”) of a convertible note is normally characterized as the convertible portion or feature of certain notes payable that provide a rate of conversion that is below market value or in-the-money when issued. For convertible debt where the rate of conversion is below market value, the Company records a BCF and related debt discount. When the Company records a BCF, the intrinsic value of the BCF is recorded in equity to additional paid-in capital and the difference between the debt proceeds and the BCF is a debt discount against the face amount of the respective debt instrument and amortized to interest expense over the life of the debt. A separate embedded derivative is recognized as a derivative liability that is adjusted to fair value at each balance sheet date.

Beneficial Conversion Feature

The Beneficial Conversion Feature (the “BCF”) of a convertible note is normally characterized as the convertible portion or feature of certain notes payable that provide a rate of conversion that is below market value or in-the-money when issued. For convertible debt where the rate of conversion is below market value, the Company records a BCF and related debt discount.

When the Company records a BCF, the intrinsic value of the BCF is recorded in equity to additional paid-in capital and the difference between the debt proceeds and the BCF is a debt discount against the face amount of the respective debt instrument and amortized to interest expense over the life of the debt.

Fair Value Measurements

Fair Value Measurements

The Company applies fair value accounting for selected financial assets and liabilities measured on a recurring and nonrecurring basis. Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. The accounting guidance established a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, used to determine the fair value of its financial instruments. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Level 1 – inputs include quoted market prices in an active market for identical assets or liabilities.

Level 2 – inputs are market data, other than Level 1, that are observable either directly or indirectly. Level 2 inputs include quoted market prices for similar assets or liabilities, quoted market prices in an inactive market, and other observable information that can be corroborated by market data.

Level 3 – inputs are unobservable and corroborated by little or no market data.

See Note 8 – Fair Value Measurement for information about the assumptions that the Company used to measure the fair value for the respective financial assets and liabilities.

Fair Value Measurements

The Company applies fair value accounting for all financial assets and liabilities measured on a recurring and nonrecurring basis. Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. The accounting guidance established a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, used to determine the fair value of its financial instruments. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Level 1 – inputs include quoted market prices in an active market for identical assets or liabilities.

Level 2 – inputs are market data, other than Level 1, that are observable either directly or indirectly. Level 2 inputs include quoted market prices for similar assets or liabilities, quoted market prices in an inactive market, and other observable information that can be corroborated by market data.

Level 3 – inputs are unobservable and corroborated by little or no market data.

See Note 8- Fair Value Measurement for information about the assumptions that the Company used to measure the fair value for the respective financial assets and liabilities.

Derivatives

Derivatives

Embedded derivatives that are required to be bifurcated from the underlying debt instrument (i.e., host) are accounted for and valued as separate financial instruments. The Company has evaluated the terms and features of its 2020 Notes (as defined below) and identified embedded derivatives requiring bifurcation and accounting at fair value, using the valuation techniques mentioned in the Fair Value Measurements section of this Note, because the economic and contractual characteristics of the embedded derivatives met the criteria for bifurcation and separate accounting due to the instruments containing mandatory redemption features that are not clearly and closely related to the debt host instrument.

Derivatives

Embedded derivatives that are required to be bifurcated from the underlying debt instrument (i.e., host) are accounted for and valued as separate financial instruments. The Company has evaluated the terms and features of its 2020 convertible promissory notes and identified embedded derivatives requiring bifurcation and accounting at fair value, using the valuation techniques mentioned in the Fair Value Measurements section of this Note, because the economic and contractual characteristics of the embedded derivatives met the criteria for bifurcation and separate accounting due to the instruments containing mandatory redemption features that are not clearly and closely related to the debt host instrument.

Income Taxes

Income Taxes

The Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the Condensed Financial Statements or tax returns. Deferred tax liabilities and assets are determined based on the differences between the financial statement and tax basis of assets and liabilities using the enacted tax rates in effect for the year in which the differences are expected to reverse. The measurement of deferred tax assets is reduced, if necessary, by the amount of any tax benefits that are not expected to be realized based on available evidence. The Company records deferred tax assets and associated valuation allowances, when appropriate, to reflect amounts more likely than not to be realized based upon Company analysis. Please refer to Note 16 – Income Taxes for additional disclosure. The Company’s temporary differences result primarily from accruals and reserves, depreciation of property and equipment, deferred rent, and net operating loss (NOL) carryovers.

The Company accounts for any uncertainty in income taxes by recognizing the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The Company measures the tax benefits recognized in the Condensed Financial Statements from such a position based on the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate resolution. After evaluating the tax positions taken, none are considered to be uncertain as of September 30, 2021, and December 31, 2020. Interest and penalties associated with tax positions are recorded in the period assessed as general and administrative expenses. No interest or penalties have been assessed during the quarters ended September 30, 2021 and 2020.

Income Taxes

Effective January 1, 2017, the Company revoked its S corporation status.

After January 1, 2017, the Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax liabilities and assets are determined based on the differences between the financial statement and tax basis of assets and liabilities using the enacted tax rates in effect for the year in which the differences are expected to reverse. The measurement of deferred tax assets is reduced, if necessary, by the amount of any tax benefits that are not expected to be realized based on available evidence. The Company records deferred tax assets and associated valuation allowances, when appropriate, to reflect amounts more likely than not to be realized based upon Company analysis. Please refer to Note 16 – Income Taxes for additional disclosure. The Company’s temporary differences result primarily from accruals and reserves, depreciation of property and equipment, deferred rent, and net operating loss (NOL) carryovers.

The Company accounts for any uncertainty in income taxes by recognizing the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The Company measures the tax benefits recognized in the financial statements from such a position based on the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate resolution. After evaluating the tax positions taken, none are considered to be uncertain as of December 31, 2020 and 2019. Interest and penalties associated with tax positions are recorded in the period assessed as general and administrative expenses. No interest or penalties have been assessed during the years ended December 31, 2020 and 2019.

Mezzanine Equity

Mezzanine Equity

The Company’s Series A-1 Preferred Stock and Series B Preferred Stock (collectively, “Preferred Stock”) are classified as mezzanine equity as the Preferred Stock includes redemption features that are not solely within control of the Company. Preferred Stock is carried at the greater of its original issue price or fair value (the “Redemption Value”). Series B Preferred Stock has a Redemption Value equal to the greater of its original issue price of $18.041 per share or fair value, while the Series A-1 Preferred Stock has a Redemption Value equal to the greater of its original issue price of $1.806775 per share or fair value. The Company assesses the fair value of the Preferred Stock for each reporting date; changes to the fair value of the Preferred Stock generate deemed dividends to be charged against retained earnings, or in the absence of retained earnings, against paid-in capital. Once paid-in capital has been fully depleted, any remaining amount results in an increase, or decrease, to accumulated deficit.

The Company issued Series B Preferred Stock in May 2021 in exchange for $135,579 in cash and the conversion of the 2019 Note (as defined below) and the 2020 Notes (see Note 7). All proceeds, less direct issuance costs of $4,511, and the conversion of the 2019 Note and the 2020 Notes as discussed in Note 7 were recognized as Series B Preferred Stock within Mezzanine Equity. The Company also issued 1,755,557 warrants that are each exercisable, at the option of the holder, for one share of common stock at an exercise price of $0.01 per share. No value was allocated to these warrants. See Note 10 for further discussion.

As part of the Series B Financing, the Company redeemed 334,831 shares of Series A-1 Preferred Stock for $6,041 ($18.041 per share) and paid $3,100 to terminate a Manufacturing Rights Letter agreement that was issued in connection with the initial purchase of Series A-1 Preferred Stock. Termination of the Manufacturing Rights Letter is a contract termination subject to ASC 420. As such, the $3,100 paid to terminate the Manufacturing Rights Letter was recognized as an expense (Other Income/Expense) in May 2021 when the contract terminating the Manufacturing Rights Letter was executed.

Mezzanine Equity

The Company has issued Solid Power Series A-1 Preferred Stock, which the Company has determined is a financial instrument with both equity and debt characteristics and is classified as mezzanine equity in its financial statements. As such, the Solid Power Series A-1 Preferred Stock is required under ASC 480 to be classified outside of permanent equity. The Solid Power Series A-1 Preferred Stock includes redemption features that are not solely within control of the Company. The Company is carrying the Solid Power Series A-1 Preferred Stock at the greater of its acquisition cost or its fair value. The Solid Power Series A-1 Preferred Stock was initially recognized at acquisition cost net of issuance costs, which was determined to be equal to fair value. The Company assesses the fair value of the Solid Power Series A-1 Preferred Stock for each reporting date; increases to the fair value of the Solid Power Series A-1 Preferred Stock generate deemed dividends to be charged against retained earnings, or in the absence of retained earnings, against paid-in capital. Once paid-in capital has been fully depleted, any remaining amount results in an increase to accumulated deficit.

Segment Reporting

Segment Reporting

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s CODM is its Chief Executive Officer. The Company has determined that it operates in one operating segment and one reportable segment, as the CODM reviews financial information presented as a single entity for purposes of making operating decisions, allocating resources, and evaluating financial performance.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all investments with an original maturity of three months or less when purchased to be cash equivalents. The Company continually monitors its positions with, and the credit quality of, the financial institutions with which it invests. As of the balance sheet date and periodically throughout the year, the Company’s cash accounts exceeded federally insured limits.

Contract Receivables

Contract Receivables

Contract receivables consist of amounts due from government entities and commercial contractors. Included within contract receivables are amounts for work performed but not billed of $224,516 and $3,475 as of December 31, 2020 and 2019, respectively. Management estimates an allowance for doubtful accounts equal to the estimated uncollectible amounts. Management’s estimate is based on historical collection experience and a review of the current status of contracts receivable. It is reasonably possible that management’s estimate of the allowance for doubtful accounts will change and that losses ultimately incurred could differ materially from the amounts estimated in determining the allowance. Management considers all contracts receivable collectible, and, therefore, an allowance for doubtful accounts has not been recorded at December 31, 2020 and 2019.

Credit Risk and Major Customers

Credit Risk and Major Customers

The Company grants credit in the normal course of business to government entities and commercial contractors in the United States. The Company periodically performs credit analyses and monitors the financial condition of its customers to reduce credit risk. The Company performs ongoing credit evaluations of its customers, but generally does not require collateral to support contract receivables.

During the year ended December 31, 2020, one commercial customer accounted for 41 percent of total revenue. Two governmental entities accounted for 100 percent of total contract receivables at December 31, 2020.

During the year ended December 31, 2019, one commercial customer accounted for 88 percent of total revenue, excluding related party support services. Two governmental entities accounted for 100 percent of total contract receivables at December 31, 2019.

Prepaid Expenses and Other Current Assets		Prepaid Expenses and Other Current Assets Prepaid expenses and other current assets consist primarily of security deposits and other minor miscellaneous expenses paid in advance.
Property and Equipment

Property and Equipment

Property and equipment are recorded at cost. The Company capitalizes property and equipment with useful lives exceeding one year and costing over $1,000. Assets are depreciated over their estimated useful lives. The straight-line method is used for computing depreciation and amortization. Depreciation and amortization expenses are recorded within the direct costs and research and development line items in the statement of operations. The cost of leasehold improvements is amortized over the lesser of the length of the related leases or the estimated useful lives of the assets. Cost of maintenance and repairs are charged to expense when incurred.

Depreciable
Life - Years
Laboratory equipment	5 years
Furniture and fixtures	5-7 years
Computer equipment	3-5 years
Leasehold improvements	5-7 years

Intangible Assets

Intangible Assets

Intangible assets consist of licenses and costs incurred for pending patents and pending trademarks. Licenses consist of rights to use patents and are amortized over their estimated useful life of 4 to 20 years. Patent and trademark costs will be amortized over an estimated useful life upon award by the United States Patent and Trademark Office, or expensed if the Company is unsuccessful in securing an issued patent. Intangible assets that are subject to amortization are reviewed for potential impairment whenever events or circumstances indicate that carrying amounts may not be recoverable. Assets not subject to amortization are tested for impairment if events or circumstances indicate an impairment may have occurred at least annually.

Deferred Rent

Deferred Rent

The Company has entered into operating lease agreements for its corporate office, which contains provisions for future rent increases or periods in which rent payments are reduced. The Company records monthly rent expense equal to the total of the payments due over the lease term, divided by the number of months of the lease term. The difference between rent expense recorded and the amount paid is credited or charged to deferred rent, which is reflected in Other Long-term Liabilities in the accompanying balance sheet. Deferred rent also includes the unamortized portion of landlord-financed tenant improvement allowances, which is amortized on a straight-line basis over the lease term as a reduction in rent expense.

Collaborative and Support Revenue

Collaborative and Support Revenue

The Company records the elements of its collaboration agreements that represent joint operating activities in accordance with ASC Topic 808, Collaborative Arrangements (ASC 808). Accordingly, the elements of the collaboration agreements that represent activities in which both parties are active participants and to which both parties are exposed to the significant risks and rewards that are dependent on the commercial success of the activities are recorded as collaborative arrangements. The Company considers the guidance in ASC 606-10-15, Revenue from Contracts with Customers – Scope and Scope Exceptions, in determining the appropriate treatment for the transactions between the Company and its collaborative partner and the transactions between the Company and third parties. Generally, the classification of transactions under the collaborative arrangements is determined based on the nature and contractual terms of the arrangement along with the nature of the operations of the participants. The Company recognizes collaborative revenue from cost contracts on the basis of costs incurred during the period and cost plus fixed-fee contracts on the basis of costs incurred during the period plus the fee earned. Contract costs include all direct labor, subcontract, material, and indirect costs related to the contract performance that are allowable under contract provisions.

Unbilled receivables are included in contract receivables and represent revenue recognized for which billings have not yet been presented to customers. Deferred revenue represents billings in advance of revenue recognized. Deferred revenue as of December 31, 2020 and 2019 was $38,414 and $459,389, respectively.

Note 3 – Significant Accounting Policies (Continued)

The Company provides accounting and support services for a related party through a time and materials arrangement. Revenue related to related party accounting and support services is recognized at contract rates over time as work is performed and material costs are incurred. The Company has determined that ASC 606 does not apply to this contract, as the shared services are not deemed to be a contract with a customer.

Research and Development		Research and Development Research and development expenditures of approximately $9,593,474 and $7,240,702 in 2020 and 2019, respectively, were charged to expense as incurred.
Advertising Expense		Advertising Expense Advertising expense is charged to income during the year in which it is incurred. Advertising expense for 2020 and 2019 was $15,020 and $156,393, respectively.
Upcoming Accounting Pronouncements

Upcoming Accounting Pronouncements

Leases

In February 2016, the Financial Accounting Standards Board (“FASB") issued ASU No. 2016-02, Leases (Topic 842), followed by other related ASUs that provided targeted improvements and additional practical expedient options (collectively “ASU 2016-02” or “Topic 842”). The new standard establishes a right-of-use (“ROU”) model that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement.

Note 3 – Significant Accounting Policies (Continued)

The new lease standard is effective for fiscal years beginning after December 15, 2021. The standard is effective for the Company on January 1, 2022. The Company expects that this standard will have a material effect on its Financial Statements. While the Company continues to assess all of the effects of adoption, the Company currently believes the most significant effects relate to (1) the recognition of new ROU assets and lease liabilities on its balance sheet for its office and equipment operating leases; and (2) the requirement to provide significant new disclosures about its leasing activities. On adoption, the Company currently expects to recognize additional operating liabilities, with corresponding ROU assets of the same amount based on the present value of the remaining minimum rental payments under current leasing standards for existing operating leases.

Financial Instruments

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). This ASU changes the methodology for measuring credit losses on financial instruments and the timing of when such losses are recorded. ASU 2016-13 is effective for fiscal years beginning after December 15, 2022. The standard is effective for the Company on January 1, 2023. The Company is currently assessing the impact of ASU 2016-13 on its Financial Statements.

Upcoming Accounting Pronouncements

Leases

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), followed by other related ASUs that provided targeted improvements and additional practical expedient options (collectively “ASU 2016-02” or “Topic 842”). The new standard establishes a right-of-use (“ROU”) model that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement.

The new lease standard is effective for fiscal years beginning after December 15, 2021. The standard is effective for the Company on January 1, 2022. The Company expects that this standard will have a material effect on its financial statements. While the Company continues to assess all of the effects of adoption, the Company currently believes the most significant effects relate to (1) the recognition of new ROU assets and lease liabilities on its balance sheet for its office and equipment operating leases; and (2) the requirement to provide significant new disclosures about its leasing activities. On adoption, the Company currently expects to recognize additional operating liabilities, with corresponding ROU assets of the same amount based on the present value of the remaining minimum rental payments under current leasing standards for existing operating leases.

Financial Instruments

In June 2016, The FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). This ASU changes the methodology for measuring credit losses on financial instruments and the timing of when such losses are recorded. ASU 2016-13 is effective for fiscal years beginning after December 15, 2022. The standard is effective for the Company on January 1, 2023. The Company is currently assessing the impact of ASU 2016-13 on its consolidated financial statements.

Collaborative Arrangements

The FASB issued ASU No. 2018-18, Collaborative Arrangements (Topic 808), which amends ASC 808 to clarify when transactions between participants in a collaborative arrangement under ASC 808 are within the scope of the FASB’s new revenue standard, ASU No. 2014-09 (codified in ASC 606). Because ASC 808 does not provide comprehensive recognition or measurement guidance for collaborative arrangements, the accounting for those arrangements is often based on an analogy to other accounting literature or on an entity’s accounting policy election. Some entities apply revenue guidance directly or by analogy to all or part of their arrangements, and others apply a different method as an accounting policy. This standard clarifies that certain transactions between collaborative arrangement participants should be accounted for as revenue under Topic 606 when the collaborative arrangement participant is a customer in the context of a unit of account. ASU No. 2018-18 also adds a unit-of-account guidance in Topic 808 to align with ASC 606 and also requires that, in a transaction with a collaborative arrangement participant that is not directly related to sales to third parties, presenting the transaction together with revenue recognized under Topic 606 is precluded if the collaborative participant is not a customer. The new collaborative arrangements guidance will be effective for the Company’s year ending December 31, 2021 and will be applied retrospectively upon adoption. The Company has elected not to early adopt ASU No. 2018-18. The impact to the Company is not yet determinable, as the Company will need to evaluate any collaborative agreements during the year of adoption, along with collaborative agreements prior to the year of adoption.